Filed electronically with the Securities and Exchange Commission on May 19, 2016

1933 Act File No. 033-11802

1940 Act File No. 811-05002

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 111	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 110	|X|

DEUTSCHE VARIABLE SERIES II

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ___________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ______________pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|__|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•         Deutsche Alternative Asset Allocation VIP — Classes A and B

•         Deutsche Global Equity VIP — Class A

•         Deutsche Global Growth VIP — Classes A and B

•         Deutsche Global Income Builder VIP — Class A

•         Deutsche Government & Agency Securities VIP — Classes A and B

•         Deutsche High Income VIP — Classes A and B

•         Deutsche Large Cap Value VIP — Classes A and B

•         Deutsche Government Money Market VIP (formerly Deutsche Money Market VIP) — Class A

•         Deutsche Small Mid Cap Growth VIP — Class A

•         Deutsche Small Mid Cap Value VIP — Classes A and B

•         Deutsche Unconstrained Income VIP — Class A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of May 2016.

DEUTSCHE VARIABLE SERIES II

By: /s/Brian E. Binder

       Brian E. Binder*

      President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 9, 2016

/s/ Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 9, 2016

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 9, 2016

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 9, 2016

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 9, 2016

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 9, 2016

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 9, 2016

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	May 9, 2016

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 9, 2016

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	May 9, 2016

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 9, 2016

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 9, 2016

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 9, 2016

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 106, as filed on February 13, 2015 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase